Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

	Year ended December 31,
	2015	2014
Vessel revenue
Scorpio Kamsarmax Pool (1)	$25,151	$34,986
Scorpio Ultramax Pool (1)	26,338	10,196
Scorpio Capesize Pool (1)	4,857	—
SCM (2)	718	31
Total vessel revenue	$57,064	$45,213
Voyage expense:
SCM (2)	$664	$148
Vessel operating cost:
SSM (3)	$2,765	$122
General and administrative expense:
SCM(2)	$258	$—
SSM (3)	—	51
SSH (4)	1,265	56
SUK (5)	486	717
Total general and administrative expense	$2,009	$824
Write down on assets held for sale
SCM (2)	$12,465	$—
SSM (3)	13,000	—
Total write down on assets held for sale	$25,465	$—
At December 31, 2015 and December 31, 2014, we had the following balances with related parties, which have been included in the Consolidated Balance Sheet:

	As of December 31,
	2015	2014
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool (1)	$3,376	$8,482
Scorpio Ultramax Pool (1)	2,129	2,460
Scorpio Capesize Pool (1)	2,268	—
SCM(2)	424	—
SSM (3)	—	154
Scorpio Tankers(6)	—	31,277
Total due from related parties-current	$8,197	$42,373
Due from related parties non-current:
Scorpio Kamsarmax Pool (1)	$4,868	$3,272
Scorpio Ultramax Pool (1)	7,657	2,033
Total due from related parties non-current	$12,525	$5,305
Liabilities
Due to related parties-current :
SCM(2)	$3,415	$—
SSM (3)	4,274	1,131
SSH (4)	—	56
SUK (5)	—	44
Less balances due to SCM and SSM included in assets held for sale	(7,065)	—
Total due from related parties-current	$624	$1,231